S000083701 [Member] Investment Strategy - DoubleLine Fortune 500 Equal Weight ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Underlying Index, or derivatives transactions that provide investment exposure to the Underlying Index or securities that comprise the Underlying Index.
In accordance with its guidelines and mandated procedures, Barclays Bank PLC (“Barclays” or the “Index Provider”) compiles, maintains and calculates the Underlying Index. The Underlying Index takes the Fortune 500 list, which consists of the 500 largest companies in the United States based on revenue, and excludes (1) private companies (i.e., those without publicly-listed equity securities) and those with equity securities not listed on the NYSE or NASDAQ; (2) and companies with listed equity securities that do not meet a minimum liquidity threshold or minimum listing period requirements; (3) companies incorporated outside the U.S.; (4) U.S. companies owned or controlled by other companies, domestic or foreign, that file with a government agency; and (5) companies that failed to report full financial statements for at least three quarters of the current fiscal year. The Underlying Index is reconstituted on an annual basis and is rebalanced otherwise quarterly. Unlike most equity indices, which are weighted according to the market capitalizations of their component companies, the constituents of the Underlying Index are equally weighted, which means that the Underlying Index assigns each constituent the same weight at each reconstitution and quarterly rebalance, regardless of such constituent’s market capitalization.
The Fund will not necessarily employ a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund will not necessarily invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Instead, the Adviser may seek to cause the Fund to hold a representative sample of the securities in the Underlying Index that have aggregate characteristics similar to that of the entire Underlying Index. This means that the Fund may not hold all of the securities included in the Underlying Index, that its weighting of investment exposure to securities or industries represented in the Underlying Index may be different from that of the Underlying Index, and that it may hold securities that are not included in the Underlying Index.
The Fund may enter into derivatives transactions in lieu of cash investments or otherwise to gain, or reduce, exposure to the Underlying Index. The Fund may use, without limitation, futures contracts, swap contracts or investment in registered open‑end investment companies, including ETFs, in order to gain investment exposures to the Underlying Index or to one or more components of the Underlying Index more quickly and/or economically. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return before fees and expenses approximating the Underlying Index’s return, including swap transactions or futures transactions where the reference asset is the Underlying Index, or securities that comprise the Underlying Index.
The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries to the extent that the Underlying Index reflects a concentration in that industry or group of industries.
The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. In order to seek to reduce the Fund’s tracking error relative to the Underlying Index by generating additional income to offset the fees and expenses that a fund, unlike an index, incurs, the Fund may lend portfolio securities with a value up to 33 1/[3]% of its total assets, including collateral received for securities lent. The Fund will invest any cash collateral received for securities lent in money market investments or money market funds.